PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Russell™ Large Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 11.3%
116,375
Alphabet, Inc. - Class A
$ 28,290,763
2.9
94,757  Alphabet, Inc. - Class
C
23,078,067
2.3
140,438
AT&T, Inc.
3,965,969
0.4
73,323  Comcast Corp. - Class
A
2,303,809
0.2
43,712  Meta Platforms, Inc.
- Class A
32,101,219
3.3
8,485
(1)
Netflix, Inc.
10,172,836
1.0
3,080
(1)
Spotify Technology SA
2,149,840
0.2
9,092
T-Mobile US, Inc.
2,176,443
0.2
84,555  Verizon
Communications, Inc.
3,716,192
0.4
36,256
Walt Disney Co.
4,151,312
0.4
112,106,450
11.3
Consumer Discretionary : 10.4%
8,514
(1)
Airbnb, Inc. - Class A
1,033,770
0.1
192,049
(1)
Amazon.com, Inc.
42,168,199
4.3
335
(1)
AutoZone, Inc.
1,437,230
0.2
651
Booking Holdings, Inc.
3,514,925
0.4
26,854
(1)
Chipotle Mexican Grill,
Inc.
1,052,408
0.1
7,183
(1)
DoorDash, Inc. - Class
A
1,953,704
0.2
19,061
General Motors Co.
1,162,149
0.1
19,933
Home Depot, Inc.
8,076,652
0.8
11,221
Lowe's Cos., Inc.
2,819,950
0.3
4,557  Marriott International,
Inc. - Class A
1,186,825
0.1
14,312
McDonald's Corp.
4,349,274
0.4
23,164
NIKE, Inc. - Class B
1,615,226
0.2
17,062
(1)
O'Reilly Automotive,
Inc.
1,839,454
0.2
22,771
Starbucks Corp.
1,926,427
0.2
56,314
(1)
Tesla, Inc.
25,043,962
2.5
22,393
TJX Cos., Inc.
3,236,684
0.3
102,416,839
10.4
Consumer Staples : 4.7%
33,772
Altria Group, Inc.
2,230,978
0.2
77,857
Coca-Cola Co.
5,163,476
0.5
16,095
Colgate-Palmolive Co.
1,286,634
0.1
8,886  Costco Wholesale
Corp.
8,225,148
0.8
25,892
Keurig Dr Pepper, Inc.
660,505
0.1
6,653
Kimberly-Clark Corp.
827,234
0.1
25,938  Mondelez International,
Inc. - Class A
1,620,347
0.2
13,966
(1)
Monster Beverage
Corp.
940,052
0.1
27,434
PepsiCo, Inc.
3,852,831
0.4
31,192  Philip Morris
International, Inc.
5,059,343
0.5
47,025
Procter & Gamble Co.
7,225,391
0.7
9,100
Target Corp.
816,270
0.1
87,103
Walmart, Inc.
8,976,835
0.9
46,885,044
4.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy : 2.2%
38,454
Chevron Corp.
$ 5,971,522
0.6
25,343
ConocoPhillips
2,397,194
0.2
10,941
EOG Resources, Inc.
1,226,705
0.1
86,754
Exxon Mobil Corp.
9,781,513
1.0
30,027
Schlumberger NV
1,032,028
0.1
24,382
Williams Cos., Inc.
1,544,600
0.2
21,953,562
2.2
Financials : 13.3%
9,752
Aflac, Inc.
1,089,298
0.1
10,996
American Express Co.
3,652,431
0.4
11,535  American International
Group, Inc.
905,959
0.1
4,204
Aon PLC - Class A
1,499,062
0.1
8,254  Apollo Global
Management, Inc.
1,100,011
0.1
5,077  Arthur J Gallagher &
Co.
1,572,550
0.2
135,032
Bank of America Corp.
6,966,301
0.7
36,926
(1)
Berkshire Hathaway,
Inc. - Class B
18,564,177
1.9
3,054
Blackrock, Inc.
3,560,567
0.4
14,653
Blackstone, Inc.
2,503,465
0.3
7,655  Brookfield Asset
Management Ltd.
- Class A
435,876
0.0
12,584  Capital One Financial
Corp.
2,675,107
0.3
34,167
Charles Schwab Corp.
3,261,923
0.3
7,451
Chubb Ltd.
2,103,045
0.2
36,555
Citigroup, Inc.
3,710,333
0.4
7,200
CME Group, Inc.
1,945,368
0.2
10,830
(1)
Fiserv, Inc.
1,396,312
0.1
6,018  Goldman Sachs
Group, Inc.
4,792,434
0.5
8,585  Interactive Brokers
Group, Inc. - Class A
590,734
0.1
11,421  Intercontinental
Exchange, Inc.
1,924,210
0.2
55,602  JPMorgan Chase &
Co.
17,538,539
1.8
13,577
KKR & Co., Inc.
1,764,331
0.2
9,881  Marsh & McLennan
Cos., Inc.
1,991,318
0.2
16,288  Mastercard, Inc.
- Class A
9,264,777
0.9
11,263
MetLife, Inc.
927,733
0.1
3,112
Moody's Corp.
1,482,806
0.1
23,057
Morgan Stanley
3,665,141
0.4
66,967
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
1,072,142
0.1
19,151
(1)
PayPal Holdings, Inc.
1,284,266
0.1
7,911  PNC Financial
Services Group, Inc.
1,589,557
0.2
11,732
Progressive Corp.
2,897,217
0.3
6,147
S&P Global, Inc.
2,991,806
0.3
4,526
Travelers Cos., Inc.
1,263,750
0.1
25,826
Truist Financial Corp.
1,180,765
0.1
31,268
US Bancorp
1,511,182
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
34,099
Visa, Inc. - Class A
$ 11,640,717
1.2
64,565
Wells Fargo & Co.
5,411,838
0.5
131,727,048
13.3
Health Care : 8.8%
34,667
Abbott Laboratories
4,643,298
0.5
35,468
AbbVie, Inc.
8,212,261
0.8
10,768
Amgen, Inc.
3,038,730
0.3
5,727  Becton Dickinson and
Co.
1,071,923
0.1
29,552
(1)
Boston Scientific Corp.
2,885,162
0.3
40,800  Bristol-Myers Squibb
Co.
1,840,080
0.2
5,274
Cigna Group
1,520,230
0.2
25,074
CVS Health Corp.
1,890,329
0.2
12,773
Danaher Corp.
2,532,375
0.3
11,522
(1)
Edwards Lifesciences
Corp.
896,066
0.1
4,527
Elevance Health, Inc.
1,462,764
0.2
16,039
Eli Lilly & Co.
12,237,757
1.2
24,933
Gilead Sciences, Inc.
2,767,563
0.3
3,421
HCA Healthcare, Inc.
1,458,030
0.1
7,145
(1)
Intuitive Surgical, Inc.
3,195,458
0.3
48,178
Johnson & Johnson
8,933,165
0.9
2,513
McKesson Corp.
1,941,393
0.2
25,674
Medtronic PLC
2,445,192
0.2
50,444
Merck & Co., Inc.
4,233,765
0.4
113,736
Pfizer, Inc.
2,897,993
0.3
2,088  Regeneron
Pharmaceuticals, Inc.
1,174,020
0.1
6,891
Stryker Corp.
2,547,396
0.3
7,560
(1)
Thermo Fisher
Scientific, Inc.
3,666,751
0.4
18,218  UnitedHealth Group,
Inc.
6,290,675
0.6
5,149
(1)
Vertex
Pharmaceuticals, Inc.
2,016,554
0.2
8,934
Zoetis, Inc.
1,307,223
0.1
87,106,153
8.8
Industrials : 6.8%
10,676
3M Co.
1,656,702
0.2
8,158  Automatic Data
Processing, Inc.
2,394,373
0.2
14,508
(1)
Boeing Co.
3,131,262
0.3
15,883
Carrier Global Corp.
948,215
0.1
9,270
Caterpillar, Inc.
4,423,180
0.4
6,883
Cintas Corp.
1,412,805
0.1
17,680
(1)
Copart, Inc.
795,070
0.1
37,581
CSX Corp.
1,334,501
0.1
4,891
Deere & Co.
2,236,459
0.2
7,846
Eaton Corp. PLC
2,936,365
0.3
11,284
Emerson Electric Co.
1,480,235
0.2
4,291
FedEx Corp.
1,011,861
0.1
21,053
GE Aerospace
6,333,163
0.6
5,473
GE Vernova, Inc.
3,365,348
0.3
5,059  General Dynamics
Corp.
1,725,119
0.2
12,732  Honeywell
International, Inc.
2,680,086
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,866
Illinois Tool Works, Inc.
$ 1,529,618
0.2
13,217  Johnson Controls
International PLC
1,453,209
0.1
4,181
Lockheed Martin Corp.
2,087,197
0.2
4,521
Norfolk Southern Corp.
1,358,154
0.1
2,715  Northrop Grumman
Corp.
1,654,304
0.2
10,318
PACCAR, Inc.
1,014,466
0.1
2,577
Parker-Hannifin Corp.
1,953,752
0.2
26,785  Raytheon Technologies
Corp.
4,481,934
0.5
4,056
Republic Services, Inc.
930,771
0.1
4,463  Trane Technologies
PLC
1,883,207
0.2
1,107
TransDigm Group, Inc.
1,459,048
0.2
40,307
(1)
Uber Technologies,
Inc.
3,948,877
0.4
11,973
Union Pacific Corp.
2,830,058
0.3
14,694  United Parcel Service,
Inc. - Class B
1,227,390
0.1
7,406  Waste Management,
Inc.
1,635,467
0.2
67,312,196
6.8
Information Technology : 38.0%
12,533  Accenture PLC - Class
A
3,090,638
0.3
8,521
(1)
Adobe, Inc.
3,005,783
0.3
32,241
(1)
Advanced Micro
Devices, Inc.
5,216,271
0.5
24,140  Amphenol Corp.
- Class A
2,987,325
0.3
9,933
Analog Devices, Inc.
2,440,538
0.2
291,874
Apple, Inc.
74,319,877
7.5
16,058
Applied Materials, Inc.
3,287,715
0.3
4,773
(1)
AppLovin Corp. - Class
A
3,429,591
0.3
20,653
(1)
Arista Networks, Inc.
3,009,349
0.3
3,236
(1)
Atlassian Corp. - Class
A
516,789
0.1
4,265
(1)
Autodesk, Inc.
1,354,863
0.1
92,460
Broadcom, Inc.
30,503,479
3.1
5,463
(1)
Cadence Design
Systems, Inc.
1,918,933
0.2
79,685
Cisco Systems, Inc.
5,452,048
0.6
4,890
(1)
Crowdstrike Holdings,
Inc. - Class A
2,397,958
0.2
6,046  Dell Technologies, Inc.
- Class C
857,141
0.1
12,738
(1)
Fortinet, Inc.
1,071,011
0.1
87,490
Intel Corp.
2,935,290
0.3
18,627  International Business
Machines Corp.
5,255,794
0.5
5,466
Intuit, Inc.
3,732,786
0.4
2,664
KLA Corp.
2,873,390
0.3
25,599
Lam Research Corp.
3,427,706
0.3
17,306  Marvell Technology,
Inc.
1,454,915
0.2
22,369  Micron Technology,
Inc.
3,742,781
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
148,480
Microsoft Corp.
$ 76,905,216
7.8
5,286
(1)
MicroStrategy, Inc.
- Class A
1,703,202
0.2
3,336  Motorola Solutions,
Inc.
1,525,520
0.2
468,562
NVIDIA Corp.
87,424,298
8.8
33,151
Oracle Corp.
9,323,387
0.9
43,731
(1)
Palantir Technologies,
Inc. - Class A
7,977,409
0.8
13,151
(1)
Palo Alto Networks,
Inc.
2,677,807
0.3
21,628
Qualcomm, Inc.
3,598,034
0.4
2,147  Roper Technologies,
Inc.
1,070,687
0.1
18,692
Salesforce, Inc.
4,430,004
0.5
4,138
(1)
ServiceNow, Inc.
3,808,119
0.4
6,258
(1)
Snowflake, Inc. - Class
A
1,411,492
0.1
3,695
(1)
Synopsys, Inc.
1,823,076
0.2
18,195
Texas Instruments, Inc.
3,342,967
0.3
4,308
(1)
Workday, Inc. - Class A
1,037,065
0.1
376,340,254
38.0
Materials : 1.4%
4,447  Air Products and
Chemicals, Inc.
1,212,786
0.1
13,578
CRH PLC US
1,628,002
0.2
4,995
Ecolab, Inc.
1,367,931
0.1
28,634  Freeport-McMoRan,
Inc.
1,123,026
0.1
9,402
Linde PLC US
4,465,950
0.5
21,995
Newmont Corp.
1,854,398
0.2
4,670
Sherwin-Williams Co.
1,617,034
0.2
1,652
Southern Copper Corp.
200,487
0.0
13,469,614
1.4
Real Estate : 0.9%
9,365
American Tower Corp.
1,801,077
0.2
1,957
Equinix, Inc.
1,532,800
0.2
18,571
Prologis, Inc.
2,126,751
0.2
3,162
Public Storage
913,344
0.1
13,398
Welltower, Inc.
2,386,720
0.2
8,760,692
0.9
Utilities : 1.3%
10,711  American Electric
Power Co., Inc.
1,204,987
0.2
6,271  Constellation Energy
Corp.
2,063,598
0.2
17,086
Dominion Energy, Inc.
1,045,151
0.1
15,575
Duke Energy Corp.
1,927,406
0.2
41,286
NextEra Energy, Inc.
3,116,680
0.3
13,068
Sempra Energy
1,175,859
0.1
22,060
Southern Co.
2,090,626
0.2
12,624,307
1.3
Total Common Stock
(Cost $168,152,438)
980,702,159
99.1
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.7%
40,347  iShares Russell Top
200 ETF
$ 6,701,637
0.7
Total Exchange-Traded
Funds
(Cost $6,008,175)
6,701,637
0.7
Total Long-Term
Investments
(Cost $174,160,613)
987,403,796
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
2,153,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $2,153,000) $ 2,153,000 0.2
Total Short-Term
Investments
(Cost $2,153,000)
2,153,000
0.2
Total Investments in
Securities
(Cost $176,313,613) $ 989,556,796 100.0
Assets in Excess of
Other Liabilities 63,956 0.0
Net Assets $ 989,620,752 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 980,702,159 $ — $ — $ 980,702,159
Exchange-Traded Funds 6,701,637 — — 6,701,637
Short-Term Investments 2,153,000 — — 2,153,000
Total Investments, at fair value $ 989,556,796 $ — $ — $ 989,556,796
Other Financial Instruments+
Futures 37,369 — — 37,369
Total Assets $ 989,594,165 $ — $ — $ 989,594,165
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 8 12/19/25 $ 2,695,500 $ 37,369
$ 2,695,500 $ 37,369
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 814,053,364
Gross Unrealized Depreciation (810,181)
Net Unrealized Appreciation $ 813,243,183